Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 104,676,000	$ 102,988,000
Total current assets	3,550,836,000	3,570,459,000
Total assets	3,671,932,000	3,669,684,000
Liabilities, redeemable preferred stock, redeemable convertible preferred stock and shareholders' equity:
Warrant liabilities	21,940,000	12,403,000
Total liabilities	3,481,958,000	3,479,850,000
Commitments and contingencies (Note 11)
Shareholders' Equity
Share capital, $0.01 par value, 170,274,443 and 159,391,312 shares authorized; 25,855,413 and 19,983,799 shares issued and outstanding at December 31, 2020 and 2019 respectively	264,000	259,000
Additional paid-in capital	84,765,000	79,933,000
Accumulated deficit	(63,575,000)	(60,067,000)
Total shareholders' equity	24,439,000	24,299,000
Total liabilities redeemable preferred stock, redeemable convertible preferred stock and shareholders' equity	3,671,932,000	3,669,684,000
CIK0001816090 FTAC Olympus Acquisition Corp.
Current assets
Cash	4,003,154	5,102,368
Prepaid expense and other current assets	382,966	385,584
Total current assets	4,386,120	5,487,952
Marketable securities held in Trust Account	754,787,779	754,769,167
Total assets	759,173,899	760,257,119
Liabilities, redeemable preferred stock, redeemable convertible preferred stock and shareholders' equity:
Current liabilities - Accounts payable and accrued expenses	2,132,976	120,022
Warrant liabilities	55,127,505	49,174,771
Deferred underwriting fee payable	30,284,626	30,284,626
Total liabilities	87,545,107	79,579,419
Commitments and contingencies (Note 11)
Ordinary shares subject to possible redemption, 66,662,879 and 67,567,770 shares at $10.00 per share redemption value at March 31, 2021 and December 31, 2020, respectively	666,628,790	675,677,699
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding at March 31, 2021 and December 31, 2020
Additional paid-in capital	23,199,410	14,150,592
Accumulated deficit	(18,202,448)	(9,153,540)
Total shareholders' equity	5,000,002	5,000,001
Total liabilities redeemable preferred stock, redeemable convertible preferred stock and shareholders' equity	759,173,899	760,257,119
Class A Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Shareholders' Equity
Share capital, $0.01 par value, 170,274,443 and 159,391,312 shares authorized; 25,855,413 and 19,983,799 shares issued and outstanding at December 31, 2020 and 2019 respectively	1,099	1,008
Total shareholders' equity	1,099	1,008
Class B Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Shareholders' Equity
Share capital, $0.01 par value, 170,274,443 and 159,391,312 shares authorized; 25,855,413 and 19,983,799 shares issued and outstanding at December 31, 2020 and 2019 respectively	1,941	1,941
Total shareholders' equity	$ 1,941	$ 1,941